Risk Report - Asset Quality - Financial Assets subject to impairment - Development of exposures and allowance for credit losses (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Development of exposures and allowance for credit losses in the reporting period [Line Items]
Gross carrying amount, beginning of year		€ 760,807
Allowance for credit losses, beginning of year		5,799
Gross carrying amount, end of the reporting period		796,683		€ 760,807
Allowance for credit losses, end of reporting period		6,156		5,799
Allowance for country risk not included in Allowance for credit losses for Financial Assets at Amortized Cost		7		14		€ 4
Total amount of undiscounted expected credit losses at initial recognition on financial assets that are purchased or originated credit-impared		74		0		0		€ 46
Gross Carrying Value
Development of exposures and allowance for credit losses in the reporting period [Line Items]
Gross carrying amount, beginning of year		760,807		761,400
Movements in financial assets including new business and credit extensions		96,999		76,536
Transfers due to changes in creditworthiness		0
Changes due to modifications that did not result in derecognition		(31)		(46)
Financial assets that have been derecognized during the period		31,611		92,394
Recovery of written off amounts		164		157
Foreign exchange and other changes		(29,645)		15,154
Gross carrying amount, end of the reporting period		796,683		760,807		761,400
Allowance for Credit Losses
Development of exposures and allowance for credit losses in the reporting period [Line Items]
Allowance for credit losses, beginning of year		5,799	[1],[2],[3],[4]	5,285	[2],[4],[5]	4,995	[5]
Movements in financial assets including new business and credit extensions		(1,760)	[1],[3]	(1,861)	[2],[4]	(1,778)	[5]
Transfers due to changes in creditworthiness		0	[1],[3]	0	[2],[4]	0	[5]
Changes in models		(127)	[1],[3],[6]	(9)	[2],[4]	(110)	[5]
Financial assets that have been derecognized during the period		(1,002)	[1],[3],[7],[8]	(1,229)	[2],[4],[9],[10]	(1,197)	[5],[11]
Recovery of written off amounts		(164)	[1],[3]	(157)	[2],[4]	(93)	[5]
Foreign exchange and other changes		437	[1],[3]	267	[2],[4]	273	[5]
Allowance for credit losses, end of reporting period		6,156	[1],[3]	5,799	[1],[2],[3],[4]	5,285	[2],[4],[5]
Provision for Credit Losses excluding country risk		1,633	[3],[12],[13]	1,852	[4],[14],[15]	1,668	[5],[16]
Stage 1
Development of exposures and allowance for credit losses in the reporting period [Line Items]
Gross carrying amount, beginning of year		681,147
Allowance for credit losses, beginning of year		438
Gross carrying amount, end of the reporting period		727,810		681,147
Allowance for credit losses, end of reporting period		421		438
Stage 1 | Gross Carrying Value
Development of exposures and allowance for credit losses in the reporting period [Line Items]
Gross carrying amount, beginning of year		681,147		692,091
Movements in financial assets including new business and credit extensions		94,185		73,483
Transfers due to changes in creditworthiness		4,569		(11,473)
Changes due to modifications that did not result in derecognition		0		0
Financial assets that have been derecognized during the period		25,550		86,710
Recovery of written off amounts		0		0
Foreign exchange and other changes		(26,540)		13,756
Gross carrying amount, end of the reporting period		727,810		681,147		692,091
Stage 1 | Allowance for Credit Losses
Development of exposures and allowance for credit losses in the reporting period [Line Items]
Allowance for credit losses, beginning of year		438	[1],[2],[3],[4]	447	[2],[4],[5]	533	[5]
Movements in financial assets including new business and credit extensions		90	[1],[3]	150	[2],[4]	195	[5]
Transfers due to changes in creditworthiness		(119)	[1],[3]	(128)	[2],[4]	(170)	[5]
Changes in models		(63)	[1],[3],[6]	(2)	[2],[4]	(57)	[5]
Financial assets that have been derecognized during the period		0	[1],[3],[7],[8]	0	[2],[4],[9],[10]	0	[5],[11]
Recovery of written off amounts		0	[1],[3]	0	[2],[4]	0	[5]
Foreign exchange and other changes		(18)	[1],[3]	(15)	[2],[4]	3	[5]
Allowance for credit losses, end of reporting period		421	[1],[3]	438	[1],[2],[3],[4]	447	[2],[4],[5]
Provision for Credit Losses excluding country risk		(34)	[3],[12],[13]	(24)	[4],[14],[15]	(83)	[5],[16]
Stage 2
Development of exposures and allowance for credit losses in the reporting period [Line Items]
Gross carrying amount, beginning of year		63,836
Allowance for credit losses, beginning of year		736
Gross carrying amount, end of the reporting period		53,383		63,836
Allowance for credit losses, end of reporting period		888		736
Stage 2 | Gross Carrying Value
Development of exposures and allowance for credit losses in the reporting period [Line Items]
Gross carrying amount, beginning of year		63,836		55,704
Movements in financial assets including new business and credit extensions		1,095		934
Transfers due to changes in creditworthiness		(6,011)		9,079
Changes due to modifications that did not result in derecognition		3		9
Financial assets that have been derecognized during the period		3,197		2,906
Recovery of written off amounts		0		0
Foreign exchange and other changes		(2,344)		1,016
Gross carrying amount, end of the reporting period		53,383		63,836		55,704
Stage 2 | Allowance for Credit Losses
Development of exposures and allowance for credit losses in the reporting period [Line Items]
Allowance for credit losses, beginning of year		736	[1],[2],[3],[4]	680	[2],[4],[5]	626	[5]
Movements in financial assets including new business and credit extensions		(178)	[1],[3]	(194)	[2],[4]	(294)	[5]
Transfers due to changes in creditworthiness		85	[1],[3]	128	[2],[4]	150	[5]
Changes in models		91	[1],[3],[6]	(7)	[2],[4]	(53)	[5]
Financial assets that have been derecognized during the period		0	[1],[3],[7],[8]	0	[2],[4],[9],[10]	0	[5],[11]
Recovery of written off amounts		0	[1],[3]	0	[2],[4]	0	[5]
Foreign exchange and other changes		33	[1],[3]	3	[2],[4]	38	[5]
Allowance for credit losses, end of reporting period		888	[1],[3]	736	[1],[2],[3],[4]	680	[2],[4],[5]
Provision for Credit Losses excluding country risk		185	[3],[12],[13]	59	[4],[14],[15]	92	[5],[16]
Stage 3
Development of exposures and allowance for credit losses in the reporting period [Line Items]
Gross carrying amount, beginning of year		15,214
Allowance for credit losses, beginning of year		4,412
Gross carrying amount, end of the reporting period		14,874		15,214
Allowance for credit losses, end of reporting period		4,600		4,412
Stage 3 | Gross Carrying Value
Development of exposures and allowance for credit losses in the reporting period [Line Items]
Gross carrying amount, beginning of year		15,214		12,799
Movements in financial assets including new business and credit extensions		1,549		2,151
Transfers due to changes in creditworthiness		1,442		2,394
Changes due to modifications that did not result in derecognition		(34)		(55)
Financial assets that have been derecognized during the period		2,697		2,598
Recovery of written off amounts		164		157
Foreign exchange and other changes		(764)		367
Gross carrying amount, end of the reporting period		14,874		15,214		12,799
Stage 3 | Allowance for Credit Losses
Development of exposures and allowance for credit losses in the reporting period [Line Items]
Allowance for credit losses, beginning of year		4,412	[1],[2],[3],[4]	3,960	[2],[4],[5]	3,656	[5]
Movements in financial assets including new business and credit extensions		(1,663)	[1],[3]	(1,814)	[2],[4]	(1,647)	[5]
Transfers due to changes in creditworthiness		35	[1],[3]	0	[2],[4]	20	[5]
Changes in models		(155)	[1],[3],[6]	0	[2],[4]	0	[5]
Financial assets that have been derecognized during the period		(1,002)	[1],[3],[7],[8]	(1,229)	[2],[4],[9],[10]	(1,145)	[5],[11]
Recovery of written off amounts		(164)	[1],[3]	(157)	[2],[4]	(93)	[5]
Foreign exchange and other changes		447	[1],[3]	290	[2],[4]	271	[5]
Allowance for credit losses, end of reporting period		4,600	[1],[3]	4,412	[1],[2],[3],[4]	3,960	[2],[4],[5]
Provision for Credit Losses excluding country risk		1,473	[3],[12],[13]	1,814	[4],[14],[15]	1,627	[5],[16]
Stage 3 POCI
Development of exposures and allowance for credit losses in the reporting period [Line Items]
Gross carrying amount, beginning of year		609
Allowance for credit losses, beginning of year		213
Gross carrying amount, end of the reporting period		615		609
Allowance for credit losses, end of reporting period		247		213
Stage 3 POCI | Gross Carrying Value
Development of exposures and allowance for credit losses in the reporting period [Line Items]
Gross carrying amount, beginning of year		609		806
Movements in financial assets including new business and credit extensions		170		(33)
Changes due to modifications that did not result in derecognition		0		0
Financial assets that have been derecognized during the period		167		180
Recovery of written off amounts		0		0
Foreign exchange and other changes		3		16
Gross carrying amount, end of the reporting period		615		609		806
Stage 3 POCI | Allowance for Credit Losses
Development of exposures and allowance for credit losses in the reporting period [Line Items]
Allowance for credit losses, beginning of year		213	[1],[2],[3],[4],[17],[18],[19],[20]	198	[2],[4],[5],[18],[20],[21]	180	[5],[21]
Movements in financial assets including new business and credit extensions		(9)	[1],[3],[17],[19]	(3)	[2],[4],[18],[20]	(32)	[5],[21]
Changes in models		0	[1],[3],[6],[17],[19]	0	[2],[4],[18],[20]	0	[5],[21]
Financial assets that have been derecognized during the period		0	[1],[3],[7],[8],[17],[19]	0	[2],[4],[9],[10],[18],[20]	(52)	[5],[11],[21]
Recovery of written off amounts		0	[1],[3],[17],[19]	0	[2],[4],[18],[20]	0	[5],[21]
Foreign exchange and other changes		(25)	[1],[3],[17],[19]	(11)	[2],[4],[18],[20]	(38)	[5],[21]
Allowance for credit losses, end of reporting period		247	[1],[3],[17],[19]	213	[1],[2],[3],[4],[17],[18],[19],[20]	198	[2],[4],[5],[18],[20],[21]
Provision for Credit Losses excluding country risk		9	[3],[12],[13],[17],[19]	3	[4],[14],[15],[18],[20]	32	[5],[16],[21]
Amortized Cost
Development of exposures and allowance for credit losses in the reporting period [Line Items]
Gross carrying amount, beginning of year	[22]	760,807
Allowance for credit losses, beginning of year	[22],[23]	5,799
Gross carrying amount, end of the reporting period	[22]	796,683		760,807
Allowance for credit losses, end of reporting period	[22],[23]	6,156		5,799
Amortized Cost | Stage 1
Development of exposures and allowance for credit losses in the reporting period [Line Items]
Gross carrying amount, beginning of year	[22]	681,147
Allowance for credit losses, beginning of year	[22],[23]	438
Gross carrying amount, end of the reporting period	[22]	727,810		681,147
Allowance for credit losses, end of reporting period	[22],[23]	421		438
Amortized Cost | Stage 2
Development of exposures and allowance for credit losses in the reporting period [Line Items]
Gross carrying amount, beginning of year	[22]	63,836
Allowance for credit losses, beginning of year	[22],[23]	736
Gross carrying amount, end of the reporting period	[22]	53,383		63,836
Allowance for credit losses, end of reporting period	[22],[23]	888		736
Amortized Cost | Stage 3
Development of exposures and allowance for credit losses in the reporting period [Line Items]
Gross carrying amount, beginning of year	[22]	15,214
Allowance for credit losses, beginning of year	[22],[23]	4,412
Gross carrying amount, end of the reporting period	[22]	14,874		15,214
Allowance for credit losses, end of reporting period	[22],[23]	4,600		4,412
Amortized Cost | Stage 3 POCI
Development of exposures and allowance for credit losses in the reporting period [Line Items]
Gross carrying amount, beginning of year	[22]	609
Allowance for credit losses, beginning of year	[22],[23]	213
Gross carrying amount, end of the reporting period	[22]	615		609
Allowance for credit losses, end of reporting period	[22],[23]	247		213
of which Loans
Development of exposures and allowance for credit losses in the reporting period [Line Items]
Gross carrying amount, beginning of year		489,579
Allowance for credit losses, beginning of year	[23]	5,668
Gross carrying amount, end of the reporting period		484,270		489,579
Allowance for credit losses, end of reporting period	[23]	6,049		5,668
of which Loans | Stage 1
Development of exposures and allowance for credit losses in the reporting period [Line Items]
Gross carrying amount, beginning of year		417,456
Allowance for credit losses, beginning of year	[23]	411
Gross carrying amount, end of the reporting period		416,848		417,456
Allowance for credit losses, end of reporting period	[23]	409		411
of which Loans | Stage 2
Development of exposures and allowance for credit losses in the reporting period [Line Items]
Gross carrying amount, beginning of year		56,540
Allowance for credit losses, beginning of year	[23]	718
Gross carrying amount, end of the reporting period		52,092		56,540
Allowance for credit losses, end of reporting period	[23]	881		718
of which Loans | Stage 3
Development of exposures and allowance for credit losses in the reporting period [Line Items]
Gross carrying amount, beginning of year		14,974
Allowance for credit losses, beginning of year	[23]	4,326
Gross carrying amount, end of the reporting period		14,720		14,974
Allowance for credit losses, end of reporting period	[23]	4,513		4,326
of which Loans | Stage 3 POCI
Development of exposures and allowance for credit losses in the reporting period [Line Items]
Gross carrying amount, beginning of year		609
Allowance for credit losses, beginning of year	[23]	213
Gross carrying amount, end of the reporting period		610		609
Allowance for credit losses, end of reporting period	[23]	247		213
Fair Value through OCI
Development of exposures and allowance for credit losses in the reporting period [Line Items]
Allowance for credit losses, beginning of year		38	[24]	48	[25]	69
Allowance for credit losses, end of reporting period		48	[26]	38	[24]	48	[25]
Fair Value through OCI | Stage 1
Development of exposures and allowance for credit losses in the reporting period [Line Items]
Allowance for credit losses, beginning of year		12	[24]	13	[25]
Allowance for credit losses, end of reporting period		12	[26]	12	[24]	13	[25]
Fair Value through OCI | Stage 2
Development of exposures and allowance for credit losses in the reporting period [Line Items]
Allowance for credit losses, beginning of year		16	[24]	13	[25]
Allowance for credit losses, end of reporting period		22	[26]	16	[24]	13	[25]
Fair Value through OCI | Stage 3
Development of exposures and allowance for credit losses in the reporting period [Line Items]
Allowance for credit losses, beginning of year		10	[24]	22	[25]
Allowance for credit losses, end of reporting period		14	[26]	10	[24]	22	[25]
Fair Value through OCI | Stage 3 POCI
Development of exposures and allowance for credit losses in the reporting period [Line Items]
Allowance for credit losses, beginning of year		0	[24]	0	[25]
Allowance for credit losses, end of reporting period		0	[26]	0	[24]	€ 0	[25]
Off-balance sheet
Development of exposures and allowance for credit losses in the reporting period [Line Items]
Allowance for credit losses, beginning of year	[27]	361
Allowance for credit losses, end of reporting period	[27]	393		361
Off-balance sheet | Stage 1
Development of exposures and allowance for credit losses in the reporting period [Line Items]
Allowance for credit losses, beginning of year	[27]	106
Allowance for credit losses, end of reporting period	[27]	98		106
Off-balance sheet | Stage 2
Development of exposures and allowance for credit losses in the reporting period [Line Items]
Allowance for credit losses, beginning of year	[27]	82
Allowance for credit losses, end of reporting period	[27]	96		82
Off-balance sheet | Stage 3
Development of exposures and allowance for credit losses in the reporting period [Line Items]
Allowance for credit losses, beginning of year	[27]	173
Allowance for credit losses, end of reporting period	[27]	196		173
Off-balance sheet | Stage 3 POCI
Development of exposures and allowance for credit losses in the reporting period [Line Items]
Allowance for credit losses, beginning of year	[27]	0
Allowance for credit losses, end of reporting period	[27]	€ 2		€ 0

[1]	Allowance for credit losses does not include allowance for country risk amounting to € 7 million as of December 31, 2025
[2]	Allowance for credit losses does not include allowance for country risk amounting to € 14 million as of December 31, 2024
[3]	[1] Allowance for credit losses does not include allowance for country risk amounting to € 7 million as of December 31, 2025
[4]	Allowance for credit losses does not include allowance for country risk amounting to € 14 million as of December 31, 2024
[5]	[1] Allowance for credit losses does not include allowance for country risk amounting to € 4 million as of December 31, 2023
[6]	[3] Changes in models primarily reflect LGD model update and changes to the SICR model
[7]	This position represents charge offs of allowance for credit losses
[8]	[4] This position represents charge offs of allowance for credit losses
[9]	This position represents charge offs of allowance for credit losses
[10]	This position represents charge offs of allowance for credit losses
[11]	[3]This position represents charge offs of allowance for credit losses
[12]	Movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models add up to Provision for Credit Losses excluding country risk
[13]	[5] Movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models add up to Provision for Credit Losses excluding country risk
[14]	Movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models add up to Provision for Credit Losses excluding country risk
[15]	Movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models add up to Provision for Credit Losses excluding country risk
[16]	[4]Movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models add up to Provision for Credit Losses excluding country risk
[17]	The total amount of undiscounted expected credit losses at initial recognition on financial assets that are purchased or originated credit-impaired initially recognized during the reporting period was € 74 million in 2025 and € — million in 2024
[5] Changes in models primarily reflect LGD model update and changes to the SICR model

[18]	The total amount of undiscounted expected credit losses at initial recognition on financial assets that are purchased or originated credit-impaired initially recognized during the reporting period was € — million in 2024 and € — million in 2023

[19]	[2] The total amount of undiscounted expected credit losses at initial recognition on financial assets that are purchased or originated credit-impaired initially recognized during the reporting period was € 74 million in 2025 and € — million in 2024

[20]	The total amount of undiscounted expected credit losses at initial recognition on financial assets that are purchased or originated credit-impaired initially recognized during the reporting period was €— million in 2024 and €— million in 2023

[21]	[2] The total amount of undiscounted expected credit losses at initial recognition on financial assets that are purchased or originated credit-impaired initially recognized during the reporting period was € — million in 2023 and € 46 million in 2022

[22]	Financial assets at amortized cost consist of: loans at amortized cost, cash and central bank balances, interbank balances (w/o central banks), central bank funds sold and securities purchased under resale agreements, securities borrowed and certain subcategories of other assets

[23]	Allowance for credit losses do not include allowance for country risk amounting to € 7 million as of December 31, 2025 and € 14 million as of December 31, 2024
[24]	Allowance for credit losses against financial assets at fair value through OCI were almost unchanged at very low levels (€ 48 million at December 31, 2023 and
€ 38 million as of December 31, 2024). Due to immateriality, no details on the year-over-year development is provided.

[25]	Allowance for credit losses against financial assets at fair value through OCI were almost unchanged at very low levels (€ 69 millionat December 31, 2022 and € 48 million as of December 31, 2023, respectively). Due to immateriality, no details on the year-over-year development is provided.

[26]	Allowance for credit losses against financial assets at fair value through OCI remained at very low levels (€ 38 million at December 31, 2024 and € 48 million as of
December 31, 2025). Due to immateriality, no details on the year-over-year development is provided.

[27]	Allowance for credit losses do not include allowance for country risk amounting to € 12 million as of December 31, 2025 and € 2 million as of December 31, 2024